ACCOUNTING POLICIES (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Amendments One [Member]
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Standards and Amendments, description	Clarifications regarding the presentation of liabilities as current and non-current.	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.
Annual periods dates	1 January 2023	1 January 2022
Amendments Two [Member]
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Standards and Amendments, description	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.
Annual periods dates	1 January 2023	1 January 2022
Amendments Three [Member]
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Standards and Amendments, description	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.
Annual periods dates	1 January 2023	1 January 2022
Amendments Four [Member]
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Standards and Amendments, description	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41.
Annual periods dates	1 January 2023	1 January 2022
Amendments Five [Member]
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Standards and Amendments, description	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	Clarifications regarding the presentation of liabilities as current and non-current.
Annual periods dates	1 January 2023	1 January 2023
Amendments Six [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description		Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.
Annual periods dates		1 January 2023
Amendments Seven [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description		The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.
Annual periods dates		1 January 2023
Amendments Eight [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description		The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.
Annual periods dates		1 January 2023
Amendments Nine [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description		The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.
Annual periods dates		1 January 2023